Business Combination	6 Months Ended
Jun. 30, 2025
Business Combination [Abstract]
Business Combination

15. Business Combination

Acquisition of Bondly HK

On July 29, 2024, the Company acquired 60% equity interest of Bondly HK with total cash consideration of $8,000,000. Bondly HK is a company incorporated in Hong Kong. Bondly HK and its subsidiary also engage in professional education business. The acquisition has further strengthened the transaction and service scenario of the financial and taxation solution services of the Company. The results of Bondly HK and its subsidiary have been included in the consolidated financial statements of the Company since the acquisition date of July 29, 2024.

On February 26, 2025, the Company acquired the remaining 40% equity interest of Bondly HK with total cash consideration of $5,330,000.

The Company engaged an independent valuation firm to assist management in valuing assets acquired, liabilities assumed, intangible assets identified and contingent consideration as of the acquisition day.

The identifiable intangible assets acquired upon acquisition were proprietary technology with definite useful life. All other current assets and current liabilities carrying value approximated fair value at the time of acquisition. The fair value of the consideration was based on closing market price of the Company’s common share on the acquisition date.

According to the independent valuation report, the purchase price was allocated to the assets acquired and liabilities assumed based on their fair values. Fair value of the non-controlling interests was evaluated based on the equity value of Bondly HK derived by the discounted cash flow method after considering a discount for lack of control:

Fair value of total consideration transferred:
Cash consideration	$8,000
Subtotal	$8,000

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$1,186
Current assets other than cash	634
Intangible asset – customer relationships	3,557
Other non-current assets	1,764
Current liabilities	(1,231)
Total identifiable net assets	$5,910
Fair value of non-controlling interests*	2,364
Goodwill	$4,454